Basis of Presentation and Summary of Significant Accounting Policies - Loss Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Merchant losses
Loss provisions
Accrual for losses	$ 4.3	$ 2.0
Other current liabilities | Transaction processing contract contingencies (performance penalties) and processing errors
Loss provisions
Accrual for losses	2.2	2.9
Other current liabilities | Cardholder losses
Loss provisions
Accrual for losses	$ 9.5	$ 10.5